FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total Carrying Value
Other long-term assets:
Total assets at fair value	$ 15,381	$ 16,948
Total Carrying Value | Money Market Mutual Funds
Other long-term assets:
Money Market Mutual Funds	84	85
Total Carrying Value | Mutual Fund Large U.S. Equity
Other long-term assets:
Equity securities, available-for-sale:	2,563	1,995
Total Carrying Value | Mutual Fund Small/Mid U.S. Equity
Other long-term assets:
Equity securities, available-for-sale:	982	413
Total Carrying Value | Mutual Fund International
Other long-term assets:
Equity securities, available-for-sale:	503	249
Total Carrying Value | Mutual Fund Balance
Other long-term assets:
Equity securities, available-for-sale:	456	150
Total Carrying Value | Mutual Fund Fixed Income
Other long-term assets:
Equity securities, available-for-sale:	351	349
Total Carrying Value | RealD Inc. | Common Stock
Other long-term assets:
Equity securities, available-for-sale:	10,442	13,707
Quoted prices in active market (Level 1)
Other long-term assets:
Total assets at fair value	15,381	16,948
Quoted prices in active market (Level 1) | Money Market Mutual Funds
Other long-term assets:
Money Market Mutual Funds	84	85
Quoted prices in active market (Level 1) | Mutual Fund Large U.S. Equity
Other long-term assets:
Equity securities, available-for-sale:	2,563	1,995
Quoted prices in active market (Level 1) | Mutual Fund Small/Mid U.S. Equity
Other long-term assets:
Equity securities, available-for-sale:	982	413
Quoted prices in active market (Level 1) | Mutual Fund International
Other long-term assets:
Equity securities, available-for-sale:	503	249
Quoted prices in active market (Level 1) | Mutual Fund Balance
Other long-term assets:
Equity securities, available-for-sale:	456	150
Quoted prices in active market (Level 1) | Mutual Fund Fixed Income
Other long-term assets:
Equity securities, available-for-sale:	351	349
Quoted prices in active market (Level 1) | RealD Inc. | Common Stock
Other long-term assets:
Equity securities, available-for-sale:	$ 10,442	$ 13,707